Income tax expense - Summary of reconciliation of effective income tax expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates
Profit from continuing operations before income tax expense	₺ 31,190,252	₺ 20,881,165	₺ 11,124,691
Profit before income tax expense	31,002,849	37,148,415	14,846,998
Tax at the Turkiye's tax rate	(7,750,712)	(5,220,291)	(2,781,173)
Difference in overseas tax rates	(139,052)	144,421	192,727
Effect of exemptions	4,559,479	4,097,475	3,729,553
Effect of amounts which are not deductible and permanent differences	(305,532)	887,389	(1,190,358)
Change in unrecognized deferred tax assets	(273,014)	(491,509)	403,740
Adjustments for current tax of prior years	5,771	1,363,663	157,579
Effect of increase in corporate tax rate in Turkiye			(2,015,933)
Tax effect of investment in associate	(883,281)	(714,705)	(775,809)
Tax effect of Law No 7440			(534,025)
Current period revaluation effect	7,767,678
Inflation adjustments	(16,388,192)	(6,344,842)	11,643,353
Other	8,013	(90,865)	6,879
Total income tax expense	₺ (13,398,842)	₺ (6,369,264)	₺ 8,836,533